[Ober|Kaler Letterhead]

December 20, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street NE
Washington, D.C. 20549

ATTN:  Kate McHale, Esq.

Re:	Old Line Bancshares, Inc.
Registration Statement on Form S4
Originally Filed November 13, 2012
File No. 333-184924

Dear Ms. McHale:

On behalf of Old Line Bancshares, Inc. (the “Company”), we have filed today Pre-Effective Amendment No. 1 (the “Amendment”) to the Company’s Registration Statement on Form S-4 (the “Registration Statement”).  Unless otherwise noted, the Company has authorized us to make the various factual representations contained in this letter.

Enclosed are four copies of the Amendment, two of which are marked to show changes from the original Registration Statement.  For your convenience, each of the comments set forth in your letter dated December 10, 2012 is set forth below, followed by the Company’s response.  The numbered responses below correspond to the numbered comments in your letter.

General

1.	Please revise to update the financial statements included in your registration statement in accordance with Rule 3-12 of Regulation S-X.

We have included with the Amendment financial statements for the quarter ending September 30, 2012.

U.S. Securities and Exchange Commission
December 20, 2012

Cover Page

2.	Please indicate the aggregate number of securities and amount of cash offered as of a recent date. See Item 501(b)(2) of Regulation S-K.

We have revised the cover page of the prospectus to disclose the aggregate number of securities and cash offered pursuant to the merger agreement, calculated assuming none of the adjustments to the aggregate consideration as set forth in Section 2.4 thereof as these calculations will not be made until closing.

Risk Factors

3.	Please move this section in its entirety so that it is located directly after the Summary. Refer to Item 503(c) of Regulation S-K.

We have moved the Risk Factors section in the prospectus so that it immediately follows the Summary section.  See page 16 of the Amendment.

Merger

Background of the Merger, page 43

4.	Please supplementally provide the staff with the board books.

In accordance with your comment, we will supplementally provide you copies of the board books under separate cover.

5.
We note your disclosure on page 44 that the Board of WSB engaged representatives of Ambassador to provide strategic advice.  We also note that these same individuals were engaged by Old Line.  Please update your disclosure to address this apparent conflict of interest and reconcile the disclosure on page 62 that states “Ambassador has not received any compensation from WSB Holdings.”

David Danielson of Ambassador has confirmed to us that Ambassador was not engaged by WSB’s board of directors.  Rather, Ambassador was invited to do a market update at the referenced meeting.  The update was not pursuant to any engagement, and Ambassador was not compensated in connection therewith.  To avoid confusion, we have added explanatory language to the prospectus.  Please see page 44 of the Amendment.

6.	Please revise to quantify the terms of the price negotiations, e.g., a dollar amount rather than “a price below tangible book value,” page 45.

We have revised the prospectus in accordance with the Staff’s comment.  Please see pages 45-46 of the Amendment.  Please note that the June 22 and July 5, 2012 letters of intent did not specify a dollar value of consideration.  Rather, the proposed consideration was set forth as 90% of book value and 90% of tangible equity on June 30, 2012, respectively, as now disclosed in the prospectus.

U.S. Securities and Exchange Commission
December 20, 2012

Opinion of Old Line Bancshares’ Financial Advisor, page 62

7.	Please disclose the aggregate amount Ambassador has received from each of Old Line Bancshares and WSB for all services rendered over the past two years.

We have revised the prospectus in accordance with the Staff’s comment.  Please see pages 63-64 of the Amendment.  Please note that as disclosed on page 64 of the Amendment WSB has not paid Ambassador for any services over the past two years.

8.	Please clarify in the first paragraph on page 63, that there are no other material relationships than those you have disclosed.

We have revised the prospectus in accordance with the Staff’s comment.  Please see page 64 of the Amendment.

9.	Please revise to include the WSB financial projections given to Ambassador.

In accordance with the Staff’s comment and our subsequent telephone conversation, we have included in the prospectus a summary of the projections that includes each major line item, including operating income, operating expenses, income before taxes, tax provision and net income.  Please see pages 62-63 of the Amendment.  Please note that the projections generated by WSB Holdings and provided to Ambassador did not include income per share information.

Certain Federal Income Tax Consequences, page 97

10.	Please revise to reflect that the discussion is based on an opinion you have received.

We have revised the prospectus in accordance with the Staff’s comment.  Please see page 98 of the Amendment.

Consolidated Proforma Balance Sheets with WSB Holdings, page F-2

11.
Please reconcile the $14.1 million pro forma adjustment to decrease the value of loans and the $3.5 million pro forma adjustment to eliminate the allowance for loan losses to the amounts included in notes 5 and 6.

We have revised the prospectus in accordance with the Staff’s comment.  Please see page F-7 of the Amendment.

Consolidated Proforma Statement of Income with WSB Holdings, page F-4

12.	Please revise to disclose the number of shares used in your EPS calculation.

We have revised the prospectus in accordance with the Staff’s comment.  Please see page F-8 of the Amendment.

U.S. Securities and Exchange Commission
December 20, 2012

Exhibits

13.	Please file outstanding exhibits, including your legality and tax opinions, as soon as possible.

We have filed all outstanding exhibits with the Amendment.

*                      *                      *                      *                      *

We believe that the Amendment is responsive to your comments.  If we can be assistance in facilitating the staff’s review, please contact the undersigned at (410) 347-7341 or psomergreif@ober.com.

Sincerely,

/s/ Penny Somer-Greif

Penny Somer-Greif

cc:	James W. Cornelsen
Old Line Bancshares, Inc.